Loan Commitments and Other Related Activities (Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Commitments To Make Loans [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	$ 21,335	$ 4,623
Variable Rate	22,171	15,187
Unused Lines Of Credit [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	3,714	647
Variable Rate	29,621	19,764
Standby Letters Of Credit [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	$ 991	$ 1,154